Non-Current Assets and Disposal Groups Held for Sale	12 Months Ended
Dec. 31, 2023
Components of Other Non-Current Assets and Disposal Groups Held for Sale [Abstract]
Disclosure of non-current assets or disposal groups classified as held for sale [text block]	24 – Non-Current Assets and Disposal Groups Held for Sale Within the balance sheet, non-current assets and disposal groups held for sale are included in other assets and other liabilities. in € m. Dec 31, 2023 Dec 31, 2022 Loans, net 0 40 Total assets classified as held for sale 0 40 Investment contract liabilities 0 208 Total liabilities classified as held for sale 0 208 As of December 31, 2023, and December 31, 2022, no unrealized gains (losses) relating to non-current assets classified as held for sale were recognized directly in accumulated other comprehensive income (loss) (net of tax). 2022 DWS completes closing of transfer of its digital investment platform as part of its partnership with BlackFin In September 2021, DWS Group (“DWS”) and BlackFin Capital Partners (“BlackFin”) had agreed on a long-term strategic partnership to jointly evolve the digital investment platform into a platform eco system that provides comprehensive solutions and services. It was agreed that DWS would transfer its digital investment platform into a joint venture with BlackFin, maintaining a stake of 30%. The transaction to transfer the digital investment platform into the newly established company MorgenFund GmbH closed as of November 30, 2022. As part of the consideration, the Group received a 30 % stake in that company which is accounted for under the equity method and held in the Asset Management division. Sale of the Italian financial advisors business to Zurich Italy In August 2021, Deutsche Bank and Zurich Insurance Group Italy (“Zurich Italy”) reached an agreement with Zurich Italy Bank S.p.A. to acquire Deutsche Bank’s Financial Advisors business in Italy. Closing of the sale was announced on October 17, 2022. Under the terms of the agreement, a total of 1,085 Financial Advisors, 96 employees, and approximately € 16 billion in assets under management (of which € 1 billion Discretionary Portfolio Management still managed by Deutsche Bank) have passed to Zurich Bank Italy S.p.A. The pre-tax gain on sale totaled € 312 million and was recorded in the Private Bank segment results in the fourth quarter of 2022.